Other reserves	12 Months Ended
Dec. 31, 2023
Other reserves.
Other reserves

26.Other reserves

	Fair value
	through
	other
	compre-				Foreign
	hensive	Restruct-	Share- based	Loss on	exchange
	income	uring	payment	transactions	translation
	reserve	reserve	reserve	between owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000

At January 1, 2021	(6)	4,019	511,547	(840,359)	(160,706)	(485,505)
Other comprehensive income	3	—	—	—	(22,560)	(22,557)
Recognition of share-based payment expense	—	—	13,003	—	—	13,003
SBP reserve converted to share capital	—	—	(342,768)	—	—	(342,768)
Other reclassifications related to share-based payment	—	—	(5,084)	—	—	(5,084)
At December 31, 2021	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)

At January 1, 2022	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)
Other comprehensive income*	—	—	—	—	59,521	59,521
Recognition of share-based payment expense	—	—	13,423	—	—	13,423
SBP reserve converted to share capital	—	—	(88,469)	—	—	(88,469)
Other reclassifications related to share-based payment	—	—	(2,835)	—	—	(2,835)
At December 31, 2022	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)

At January 1, 2023	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)
Other comprehensive income	12	—	—	—	950,843	950,855
Recognition of share-based payment expense	—	—	13,168	—	—	13,168
SBP reserve converted to share capital	—	—	(92,896)	—	—	(92,896)
Other reclassifications related to share-based payment	—	—	(1,426)	—	—	(1,426)
At December 31, 2023	9	4,019	17,663	(840,359)	827,098	8,430

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Fair value through other comprehensive income reserve

This reserve holds accumulated gains and losses on fair value movements of fair value through other comprehensive income financial assets. This is a non-distributable reserve.

Restructuring reserve

This reserve is the excess of consideration over net assets acquired in business combinations under common control arising from Group restructuring. This is a non-distributable reserve.

Share-based payment reserve

This reserve represents the cumulative amounts charged in respect of unsettled options issued to employees of the Group. This is a non-distributable reserve.

Loss on transactions between owners

This reserve is the accumulated loss arising from transactions between parent and non-controlling interest shareholders.

Foreign exchange translation reserve

This reserve is the accumulated exchange gains and losses arising from the translation of foreign operations from those operations’ functional currencies to the Group’s reporting currency. It is a non-distributable reserve.